Document and Entity Information	Nov. 28, 2022
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Nov. 28, 2022
Entity File Number	000-51446
Entity Registrant Name	CONSOLIDATED COMMUNICATIONS HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	02-0636095
Entity Address, Address Line One	121 South 17th Street
Entity Address, City or Town	Mattoon
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	61938-3987
City Area Code	217
Local Phone Number	235-3311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock – $0.01 par value
Trading Symbol	CNSL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001304421
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A herby amends Item 5.02 of the Current Report on Form 8-K of Consolidated Communications Holdings, Inc. (the “Company”) dated November 28, 2022 to add the information described herein.